RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	Note 15 - Related Party Transactions (Amounts in thousands, except per share and per unit data) The Group had no related party activity in 2024 or 2023.